Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions With Related Parties [Abstract]
Schedule of Loans and Accounts Receivable as Well as Contingent Loans that Correspond to Related Entities	Loans and accounts receivable as well as contingent loans that correspond to related entities are as follows:
	As of December 31,
	2023				2022				2021
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable
Commercial loans	750,419	49,284	3,272	978	680,624	118	3,185	280	592,992	192	2,611	219
Mortgage loans	-	-	29,809	-	-	-	30,479	-	-	-	20,716	-
Consumer loans	-	-	6,388	-	-	-	6,540	-	-	-	6,562	-
Loans and accounts receivable	750,419	49,284	39,469	978	680,624	118	40,204	280	592,992	192	29,889	219

Allowance for loan losses	(1,037)	(50)	(361)	(19)	(2,213)	(8)	(164)	(10)	(2,586)	(30)	(138)	(6)
Net loans	749,382	49,234	39,108	959	678,411	100	40,040	270	590,406	162	29,751	213

Guarantees					-	-	-	-	2,039	-	25,545	117

Contingent loans
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	1,960	-	-	-	19,162	-	-	-	13,848	-	-	-
Guarantees	438	-	-	343	30,422	-	-	-	538	-	-	-
Contingent loans	2,398	-	-	343	49,584	-	-	-	14,386	-	-	-

Allowance for contingent loans	(4)	-	-	(5)	(41)	-	-	-	(32)	-	-	-
Net contingent loans	2,394	-	-	338	49,543	-	-	-	14,354	-	-	-

Schedule of Loan Activity to Related Parties	Loan activity to related parties during 2023, 2022 and 2021 is shown below:
	As of December 31,
	2023				2022				2021
	Group entities	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1,	730,208	118	40,204	280	607,378	192	29,889	219	356,848	265	32,498	993
Loans granted	101,819	65,320	13,177	5,389	179,540	29	18,115	156	373,006	-	5,738	53
Loans payments	(79,210)	(16,154)	(13,912)	(4,348)	(56,710)	(103)	(7,800)	(95)	(122,476)	(73)	(8,347)	(827)
Total	752,817	49,284	39,469	1,321	730,208	118	40,204	280	607,378	192	29,889	219
(*)	Loans with non-controlled companies (not-consolidated) amount MCh$3,348, MCh$27,544 and MCh$1,174 as of December 31, 2023, 2022 and 2021, respectively.

Schedule of Assets and Liabilities With Related Parties	Assets and liabilities with related parties
	As of December 31,
	2023				2022				2021
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	666,062	-	-	-	280,364	-	-	-	1,069,468	-	-	-
Financial assets at FVTPL
Financial derivative contracts	967,020	267,679	-	-	1,190,683	386,494	-	-	1,164,660	298,997	-	-
Other assets	686,950	550,400	-	-	676,850	287,053	-	-	1,042,852	437,227	-	-

Liabilities
Financial liabilities at FVTPL
Financial derivative contracts	1,255,740	370,314	-	-	1,695,284	326,149	-	-	2,083,795	224,247	-	-
Financial liabilities at amortised cost
Deposits and other demand liabilities	54,033	1,272	3,833	502	73,193	-	4,398	833	16,190	2,486	4,760	1,003
Time deposits and other time liabilities	145,649	-	9,894	1,589	10,376	-	9,442	1,102	900,830	1,677	3,066	948
Obligations under repurchase agreements	129,321	-	-	-	64,547	-	-	18,135	57,771	-	181	5,807
Interbank borrowing	33,693	-	-	-	224,798	-	-	-	640,860	-	-	-
Issued debt instruments	1,081,123	-	-	-	1,001,310	-	-	-	584,244	592,468	-	-
Other financial liabilities	257,915	435,093	-	-	267,130	325,070	-	-	16,259	233,630	-	-

Schedule of Income (Expense) Recorded Due to Transactions With Related Parties	Income (expense) recorded due to transactions with related parties
	For the years ended December 31,
	2023				2022				2021
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interest income and inflation-indexation adjustments	(45,542)	1,471	1,717	(41)	(44,196)	(13)	4,198	79	(24,428)	51	1,905	9
Fee and commission income and expenses	176,603	87,987	250	24	157,236	86,581	261	15	134,404	25,445	202	11
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	233,651	-	-	-	(690,780)	(47,993)	(217)	27	(751,605)	187,300	-	-
Other operating income and expenses	964	(734)	-	-	1,311	(619)	-	-	552	(525)	-	-
Key personnel compensation and expenses	-	-	(43,941)	-	-	-	(32,739)	-	-	-	(36,579)	-
Administrative and other expenses	(95,561)	(1,120)	-	-	(78,435)	(82,771)	-	-	(66,895)	(54,953)	-	-
(*)	Primarily relates to derivative contracts used to financial hedge of exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.

Schedule of Business Operations of the Bank With their Clients

Single transaction in the period with related parties not legal persons, which are not usual business operations of the Bank with their clients, and that exceed UF 2,000 (USD 83,178).

As of December 31, 2023			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Advisory services	Monthly	Contractual	-	18,929	-	18,715
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	Servicios de BackOffice	Monthly	Contractual	-	3,216	-	-
Santander Chile Holding S.A.	Chile	Group	Leases	Monthly	Contractual	255	-	2	-
Santander Factoring S.A.	Chile	Group	Leases, Custody and gateway	Monthly	Contractual	42	418	20	51
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Accounting services	Monthly	Contractual	60	1,104	-	-
Santander Global Services, S.L.	Spain	Group	Advisory services	Monthly	Contractual	-	639	-	-
Santander Investment Chile Limitada	Chile	Group	Leases	Monthly	Contractual	-	4,725	-	29
Santander Global Technology and Operations Chile limitada	Chile	Group	IT Services	Monthly	Contractual	-	306	-	9
Universia Chile S.A.	Chile	Group	Institucional services	Monthly	Contractual	4	377	-	-
Aquanima Chile S.A.	Chile	Group	Procurement Services	Monthly	Contractual	-	1,943	-	112
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Leases and others	Monthly	Contractual	-	676	747	78
Centro de Compensación Automatizado S.A.	Chile	Associated	Derivatives clearing	Monthly	Contractual	-	3,615	-	-
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Chile	Associated	Card operator	Monthly	Contractual	-	646	-	-
Zurich Santander Seguros Generales Chile S.A.	Chile	Associated	Sale channel service	Monthly	Contractual	205	-	1,667	-
F1rst Tecnologia e Inovação Ltda.	Brazil	Group	IT Services and Service desk	Monthly	Contractual	-	8,723	-	-
Santander Global Technology and Operations, S.L. Unipersonal	Spain	Group	IT Services and Operations	Monthly	Contractual	-	52,948	-	-
PagoNxt Trade Services, S.L.	Spain	Group	Digital payments	Monthly	Contractual	-	400	-	-
Mercury Trade Finance Solutions, S.p.A.	Chile	Group	IT Services	Monthly	Contractual	-	183	-	-
PagoNxt Trade Chile SpA	Chile	Group	Data processing and transmission	Monthly	Contractual	31	1,680	31	1,680
Banco Santander, S.A.	Spain	Group	Advisory services	Monthly	Contractual	-	18,929	-	18,715

As of December 31, 2022			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Advisory services	Monthly	Contractual	-	15,999	-	1,642
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	BackOffice services	Monthly	Contractual	-	3,059	-	-
Santander Chile Holding S.A.	Chile	Group	Leases	Monthly	Contractual	234	-	234	-
Santander Factoring S.A.	Chile	Group	Leases, Custody and gateway	Monthly	Contractual	39	423	39	133
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Accounting services	Monthly	Contractual	60	1,019	60	523
Santander Gestión de Recaudación y Cobranzas, Ltda.	Chile	Group	Leases and collection	Monthly	Contractual	408	180	408	14
Santander Global Facilities, S.L.	Spain	Group	Advisory services	Monthly	Contractual	-	341	-	-
Santander Investment Chile Limitada	Chile	Group	Leases	Monthly	Contractual	-	4,381	-	26
Santander Corredores de Bolsa Limitada	Chile	Group	Leases	Monthly	Contractual	65	226	65	29
Santander Global Technology and Operations Chile limitada	Chile	Group	IT Services	Monthly	Contractual	-	258	-	-
Universia Chile, S.A.	Chile	Group	Institucional services	Monthly	Contractual	8	341	8	-
Aquanima Chile S.A.	Chile	Group	Procurement Services	Monthly	Contractual	-	1,710	-	-
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Leases and others	Monthly	Contractual	-	626	-	78
Zurich Santander Seguros Generales Chile S.A.	Chile	Group	Commercial agreements	Monthly	Contractual	187	-	187	-
Santander Consumer Finance Limitada	Chile	Group	Advisory services and others	Monthly	Contractual	70	-	70	-
Santander Global Technology and Operations, S.L. Unipersonal	Spain	Group	IT Services	Monthly	Contractual	-	49,744	-	-
Mercury Trade Finance Solutions, S.p.A.	Chile	Group	IT Services	Monthly	Contractual	-	256	-	-
Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A.	Chile	Group	Leases	Monthly	Contractual	415	-	415	-
Santander Corredora de Seguros Limitada	Chile	Group	Insurance broker	Monthly	Contractual	87	-	87	-
Centro de Compensación Automatizado, S.A.	Chile	Group	Derivatives clearing	Monthly	Contractual	-	2,184	-	-
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Chile	Group	Card operator	Monthly	Contractual	-	632	-	-
PagoNxt Trade Services, S.L.	Spain	Group	Digital payments	Monthly	Contractual	-	284	-	-

Schedule of Personnel Salaries and Expenses	The compensation received by key management personnel, including Board members and all the executives holding manager positions shown in the “Personnel salaries and expenses” and/or “Administrative expenses” items of the Consolidated Statements of Income, corresponds to the following categories:
	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Personnel compensation	21,409	20,280	16,067
Board members’ salaries and expenses	1,711	1,692	1,539
Bonuses or gratifications	16,402	17,794	18,458
Stock-based benefits (*)	2,119	(1,169)	(315)
Seniority compensation	2,312	6	512
Pension plans	(1,251)	849	(873)
Training expenses	38	50	113
Health funds	374	357	271
Other personnel expenses	827	791	807
Total	43,941	40,650	36,579
(*)	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.

Schedule of Composition of the Bank’s Key Personnel	As of December 31, 2023, 2022 and 2021, the composition of the Bank’s key personnel is as follows:
	N° of executives
Position	As of December 31,
	2023	2022	2021
Director	11	11	11
Manager	122	124	100
Total key personnel	133	135	111